Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

14. CASH AND CASH EQUIVALENTS

Detail of cash and equivalents at December 31, 2025 and 2024 are as follows:

(In thousand Euros)	December 31, 2025	December 31, 2024
Cash	97	3
Banks and other credit institutions	2,738	13,336
Banks and other credit institutions, foreign currency	1,328	6,412
Other cash equivalents	283	285
Total	4,446	20,036

We maintain cash and cash equivalents with major Financial institutions. The Other cash equivalents corresponds to bank deposits which due date is lower than three months. Our cash and cash equivalents of bank deposits held with banks that, at the time, exceed federally or locally insured limits.

The current accounts earn interest at applicable market rates and this interest is not significant.

Details of banks and other credit institutions with balances held in foreign currency are as follows:

(In thousand Euros)	December 31, 2025	December 31, 2024
USD	1,029	4,575
GBP	66	1,001
NOK	45	97
SEK	184	532
DKK	3	196
AUD	1	11

Total	1,328	6,412

Significant non-cash transactions from investing and financing activities are as follows:

(In thousand Euros)	December 31, 2025	December 31, 2024
Fair value changes in derivative warrant liabilities (Note 12)	(1,910)	(1,081)
Addition of lease liabilities (Note 9)	2,478	3,310
Issuance of shares for the acquisition of a significant non-cash investing activity (ARES) (Note 15)	—	455